TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 500	$ 738
Change of allowance	177	(97)
Write-off	(72)	(141)
Balance at year end	$ 605	$ 500